Submission	Aug. 15, 2025
Submission [Line Items]
Central Index Key	0001370416
Registrant Name	WESTPORT FUEL SYSTEMS INC.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A